Segmented Information - Operating Results by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Gross premiums:	$ 25,506	$ 26,190
Less: Ceded premiums	2,453	2,452
Net investment income (loss)	4,633	12,718
Fee income	8,002	6,881
Total revenue	35,688	43,337
Total benefits and expenses	30,591	40,050
Income tax expense (benefit)	727	495
Total net income (loss)	4,370	2,792
Net income (loss) attributable to participating policyholders	335	283
Net income (loss) attributable to non-controlling interests	0	11
Shareholders’ net income (loss)	4,035	2,498
Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Less: Ceded premiums	0	0
Net investment income (loss)	(99)	(46)
Fee income	(278)	(276)
Total revenue	(377)	(322)
Total benefits and expenses	(377)	(322)
Income tax expense (benefit)	0	0
Total net income (loss)	0	0
Net income (loss) attributable to participating policyholders	0	0
Net income (loss) attributable to non-controlling interests		0
Shareholders’ net income (loss)	0	0
Annuities
Disclosure of operating segments [line items]
Gross premiums:	3,917	3,729
Annuities | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Life insurance
Disclosure of operating segments [line items]
Gross premiums:	10,925	11,812
Life insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Health insurance
Disclosure of operating segments [line items]
Gross premiums:	10,664	10,649
Health insurance | Consolidation adjustments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Canada | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	15,711	14,963
Less: Ceded premiums	1,533	1,530
Net investment income (loss)	3,069	6,823
Fee income	1,611	1,376
Total revenue	18,858	21,632
Total benefits and expenses	16,651	20,669
Income tax expense (benefit)	384	50
Total net income (loss)	1,823	913
Net income (loss) attributable to participating policyholders	265	196
Net income (loss) attributable to non-controlling interests		0
Shareholders’ net income (loss)	1,558	717
Canada | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	3,874	3,594
Canada | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	5,848	5,358
Canada | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	5,989	6,011
U.S. | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	6,076	6,131
Less: Ceded premiums	705	695
Net investment income (loss)	546	2,610
Fee income	81	92
Total revenue	5,998	8,138
Total benefits and expenses	5,375	7,825
Income tax expense (benefit)	124	56
Total net income (loss)	499	257
Net income (loss) attributable to participating policyholders	0	0
Net income (loss) attributable to non-controlling interests		0
Shareholders’ net income (loss)	499	257
U.S. | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
U.S. | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	1,452	1,548
U.S. | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	4,624	4,583
Asset Management
Disclosure of operating segments [line items]
Total revenue	5,855	5,037
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Less: Ceded premiums	0	0
Net investment income (loss)	20	23
Fee income	5,835	5,014
Total revenue	5,855	5,037
Total benefits and expenses	4,591	3,712
Income tax expense (benefit)	372	334
Total net income (loss)	892	991
Net income (loss) attributable to participating policyholders	0	0
Net income (loss) attributable to non-controlling interests		11
Shareholders’ net income (loss)	892	980
Asset Management | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Asset Management | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Asset Management | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	0	0
Asia | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	3,595	4,962
Less: Ceded premiums	201	212
Net investment income (loss)	1,060	2,550
Fee income	642	572
Total revenue	5,096	7,872
Total benefits and expenses	3,838	7,137
Income tax expense (benefit)	113	54
Total net income (loss)	1,145	681
Net income (loss) attributable to participating policyholders	70	87
Net income (loss) attributable to non-controlling interests		0
Shareholders’ net income (loss)	1,075	594
Asia | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	29	108
Asia | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	3,542	4,821
Asia | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	24	33
Corporate
Disclosure of operating segments [line items]
Total revenue	258	980
Corporate | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	124	134
Less: Ceded premiums	14	15
Net investment income (loss)	37	758
Fee income	111	103
Total revenue	258	980
Total benefits and expenses	513	1,029
Income tax expense (benefit)	(266)	1
Total net income (loss)	11	(50)
Net income (loss) attributable to participating policyholders	0	0
Net income (loss) attributable to non-controlling interests		0
Shareholders’ net income (loss)	11	(50)
Corporate | Annuities | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	14	27
Corporate | Life insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	83	85
Corporate | Health insurance | Reportable segments
Disclosure of operating segments [line items]
Gross premiums:	$ 27	$ 22